Financial Instruments and Derivatives - Commodity Price Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Commodity price risk | Commodity Price, Crude Oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ (117.1)	$ (75.6)
Possible decrease in risk variable, impact on pre-tax earnings	104.2	61.6
Commodity price risk | Commodity Price, Natural Gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	0.0	(0.7)
Possible decrease in risk variable, impact on pre-tax earnings	$ 0.0	$ 0.7